SEGMENT INFORMATION AND REVENUE ANALYSIS - Timing of revenue recognition and disaggregation by major product type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 37,037,108	$ 31,457,908	$ 35,091,174
MWA devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	37,027,277	30,940,383	31,283,234
MWA needles
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	33,826,455	26,278,169	30,551,145
MWA therapeutic apparatus
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	3,200,822	4,662,214	732,089
Other medical devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	9,831	517,525	3,807,940
At a point of time
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 37,037,108	$ 31,457,908	$ 35,091,174